Share-based Compensation - Summary of Grants Awarded (Detail) - 12 months ended Dec. 31, 2017	BRL (R$) shares	USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grants	9,354,000,000	9,354,000,000
Exercised	(3,695,295,000)	(3,695,295,000)
Canceled	(2,272,590,000)	(2,272,590,000)
Outstanding	3,386,115	3,386,115
Exercible	2,393,995,000	2,393,995,000
Grants on January 23, 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grants	4,860,000,000	4,860,000,000
Exercised	(2,893,160,000)	(2,893,160,000)
Canceled	(1,009,100,000)	(1,009,100,000)
Outstanding	957,740	957,740
Exercible	957,740,000	957,740,000
Weighted average exercise Price	R$ 11.50	$ 6.56
Grants on March 20, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grants	4,494,000,000	4,494,000,000
Exercised	(802,135,000)	(802,135,000)
Canceled	(1,263,490,000)	(1,263,490,000)
Outstanding	2,428,375	2,428,375
Exercible	1,436,255,000	1,436,255,000
Weighted average exercise Price	R$ 15.71	$ 7.91